MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES AND JUDGMENTS (Details Textual) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Accounting Policies And Estimates [Abstract]
Goodwill at end of period | $		$ 0	$ 0
Threshold for applicability revenue limit | €	€ 750
Holding interest percentage in Sierra Madre	46.00%
Holding interest percentage in Silver Storm	41.00%